TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Non-current trade receivables	$ 6,321	$ 6,430
Other non-financial assets	15,803	12,718
Total non-current	22,124	19,148
Current trade receivables	334,949	279,926
Other receivables	5,953	8,439
Prepayments	12,675	18,332
Personnel	6,022	8,957
Total Current	359,599	315,654
Total	381,723	334,802
Trade receivables	347,703	288,531
Impairment allowances	(6,433)	(2,175)	$ (6,099)
Trade receivables, net	$ 341,270	$ 286,356